ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 30, 2013

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC.

DATED FEBRUARY 1, 2013, AS SUPPLEMENTED JULY 22, 2013 AND JULY 31, 2013

ARTISAN GLOBAL OPPORTUNITIES FUND

Effective September 30, 2013, James D. Hamel has been named Lead Portfolio Manager and Craigh A. Cepukenas and Matthew H. Kamm have been named Portfolio Managers of Artisan Global Opportunities Fund. The Fund is co-managed by Mr. Hamel, Andrew C. Stephens, Mr. Cepukenas and Mr. Kamm. Mr. Hamel has been Portfolio Manager of the Fund since its inception in 2008. Mr. Cepukenas has worked with Messrs. Hamel, Stephens and Kamm on the Fund since 2009. Mr. Kamm has worked with Messrs. Hamel and Stephens on the Fund since its inception in 2008.

The following information replaces the information under the subheading “Portfolio Managers” on page 10 of Artisan Funds’ prospectus in its entirety:

Name	Title	Length of Service
James D. Hamel	Managing Director and Lead Portfolio Manager, Artisan Partners	Since 2008 (inception)
Andrew C. Stephens	Managing Director and Portfolio Manager, Artisan Partners	Since 2008 (inception)
Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013
Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013
Jason L. White	Associate Portfolio Manager, Artisan Partners	Since January 2011

ARTISAN MID CAP FUND

Effective September 30, 2013, Matthew H. Kamm has been named Lead Portfolio Manager and Craigh A. Cepukenas has been named Portfolio Manager of Artisan Mid Cap Fund. The Fund is co-managed by Mr. Kamm, Andrew C. Stephens, James D. Hamel and Mr. Cepukenas. Mr. Kamm has worked with Messrs. Stephens and Hamel on the Fund since 2003. Mr. Cepukenas has worked with Messrs. Kamm, Stephens and Hamel on the Fund since 2009.

The following information replaces the information under the subheading “Portfolio Managers” on page 25 of Artisan Funds’ prospectus in its entirety:

Name	Title	Length of Service
Matthew H. Kamm	Managing Director and Lead Portfolio Manager, Artisan Partners	Since September 2012
Andrew C. Stephens	Managing Director and Portfolio Manager, Artisan Partners	Since 1997 (inception)
James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since July 2006
Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013
Jason L. White	Associate Portfolio Manager, Artisan Partners	Since January 2011

ARTISAN SMALL CAP FUND

Effective September 30, 2013, Craigh A. Cepukenas has been named Lead Portfolio Manager and Matthew H. Kamm has been named Portfolio Manager of Artisan Small Cap Fund. The Fund is co-managed by Mr. Cepukenas, Andrew C. Stephens, James D. Hamel and Mr. Kamm. Mr. Cepukenas has been Portfolio Manager of the Fund since 2004. Mr. Kamm has worked with Messrs. Cepukenas, Stephens and Hamel on the Fund since 2009.

The following information replaces the information under the subheading “Portfolio Managers” on page 31 of Artisan Funds’ prospectus in its entirety:

Name	Title	Length of Service
Craigh A. Cepukenas	Managing Director and Lead Portfolio Manager, Artisan Partners	Since September 2004
Andrew C. Stephens	Managing Director and Portfolio Manager, Artisan Partners	Since October 2009
James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since October 2009
Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013
Jason L. White	Associate Portfolio Manager, Artisan Partners	Since January 2011

ARTISAN GLOBAL OPPORTUNITIES FUND

ARTISAN MID CAP FUND

ARTISAN SMALL CAP FUND

The following information replaces the information regarding Artisan Global Opportunities Fund, Artisan Mid Cap Fund and Artisan Small Cap Fund and the biographical information regarding Messrs. Stephens, Hamel, Cepukenas, Kamm and White under the subheading “Portfolio Managers” on page 52 of Artisan Funds’ prospectus in its entirety:

ARTISAN GLOBAL OPPORTUNITIES FUND,

ARTISAN MID CAP FUND AND

ARTISAN SMALL CAP FUND

Artisan Global Opportunities Fund, Artisan Mid Cap Fund and Artisan Small Cap Fund are co-managed by Andrew C. Stephens, James D. Hamel, CFA, Craigh A. Cepukenas, CFA and Matthew H. Kamm, CFA. Mr. Hamel is Lead Portfolio Manager of Artisan Global Opportunities Fund. Mr. Kamm is Lead Portfolio Manager of Artisan Mid Cap Fund. Mr. Cepukenas is Lead Portfolio Manager of Artisan Small Cap Fund. Jason L. White, CFA, serves as Associate Portfolio Manager of the Funds. As portfolio managers of the Funds, Messrs. Stephens, Hamel, Cepukenas, Kamm and White are jointly responsible for overall management of the Funds as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Funds in order to achieve the Funds’ investment objective and are supported by a staff of research analysts and traders. Each portfolio manager makes buy and sell decisions for the Funds.

Andrew C. Stephens – Mr. Stephens is a Managing Director of Artisan Partners. He joined Artisan Partners in March 1997 and has been Portfolio Manager of Artisan Global Opportunities Fund since its inception in September 2008, Artisan Mid Cap Fund since its inception in 1997, and Artisan Small Cap Fund since October 2009. Mr. Stephens holds a B.S. degree in Economics from the University of Wisconsin – Madison.

James D. Hamel, CFA – Mr. Hamel is a Managing Director of Artisan Partners. He joined Artisan Partners in May 1997 as an analyst working on Artisan Mid Cap Fund. Prior to becoming Portfolio Manager of Artisan Mid Cap Fund in July 2006, Mr. Hamel had been Associate Portfolio Manager of Artisan Mid Cap Fund since October 2001. He has been Lead Portfolio Manager of Artisan Global Opportunities Fund since September 2013, and prior thereto, he served as Portfolio Manager of the Fund since its inception in September 2008. He also has been Portfolio Manager of Artisan Small Cap Fund since October 2009. Mr. Hamel holds a B.S. in Finance from the University of Minnesota – Minneapolis.

Craigh A. Cepukenas, CFA – Mr. Cepukenas is a Managing Director of Artisan Partners. He joined Artisan Partners in October 1995 as an analyst working on Artisan Small Cap Fund. Prior to becoming Lead Portfolio Manager of Artisan Small Cap Fund in September 2013, he had been Portfolio Manager of the Fund since September 2004. Prior to becoming Portfolio Manager of

Artisan Global Opportunities Fund and Artisan Mid Cap Fund in September 2013, Mr. Cepukenas had worked with Messrs. Hamel, Stephens and Kamm on the Funds since October 2009. Mr. Cepukenas holds a B.S. in Economics from the University of Wisconsin – Madison and an M.B.A. from the University of Chicago Graduate School of Business.

Matthew H. Kamm, CFA – Mr. Kamm is a Managing Director of Artisan Partners. He joined Artisan Partners in May 2003 as an analyst working on Artisan Mid Cap Fund. Prior to becoming Lead Portfolio Manager of Artisan Mid Cap Fund in September 2013, Mr. Kamm had been Portfolio Manager of the Fund since September 2012 and Associate Portfolio Manager of the Fund since January 2010. In addition, prior to becoming Portfolio Manager of Artisan Global Opportunities Fund and Artisan Small Cap Fund in September 2013, Mr. Kamm had been Associate Portfolio Manager of Artisan Global Opportunities Fund and Artisan Small Cap Fund since January 2010. Mr. Kamm holds a B.A. in Public Policy from Duke University and an M.B.A. in Finance and Operations Management from New York University.

Jason L. White, CFA – Mr. White joined Artisan Partners in June 2000 as an analyst working on Artisan Mid Cap Fund. Mr. White has been Associate Portfolio Manager of Artisan Global Opportunities Fund, Artisan Mid Cap Fund and Artisan Small Cap Fund since January 2011. Mr. White holds a B.S. in History from the United States Naval Academy.

ARTISAN MID CAP VALUE FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN VALUE FUND

Effective September 30, 2013, Daniel L. Kane has been named Portfolio Manager of Artisan Mid Cap Value Fund, Artisan Small Cap Value Fund and Artisan Value Fund. The Funds are co-managed by Scott C. Satterwhite, James C. Kieffer, George O. Sertl, Jr. and Mr. Kane. Mr. Kane has worked with Messrs. Satterwhite, Kieffer and Sertl on the Funds since 2008.

The following information replaces the information regarding Mr. Kane under the subheading “Portfolio Managers” on pages 27, 34 and 37 of Artisan Funds’ prospectus in its entirety:

Name	Title	Length of Service
Daniel L. Kane	Portfolio Manager, Artisan Partners	Since September 2013

The following information replaces the information regarding Artisan Mid Cap Value Fund, Artisan Small Cap Value Fund and Artisan Value Fund and the biographical information regarding Messrs. Satterwhite, Kieffer, Sertl and Kane under the subheading “Portfolio Managers” on page 53 of Artisan Funds’ prospectus in its entirety:

ARTISAN MID CAP VALUE FUND,

ARTISAN SMALL CAP VALUE FUND AND

ARTISAN VALUE FUND

Artisan Mid Cap Value Fund, Artisan Small Cap Value Fund and Artisan Value Fund are co-managed by Scott C. Satterwhite, CFA, James C. Kieffer, CFA, George O. Sertl, Jr., CFA and Daniel L. Kane, CFA. As portfolio managers of the Funds, Messrs. Satterwhite, Kieffer, Sertl and Kane are jointly responsible for overall management of the Funds as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Funds in order to achieve the Funds’ investment objective and are supported by research associates and traders. Each portfolio manager makes buy and sell decisions for the Funds.

Scott C. Satterwhite, CFA – Mr. Satterwhite is a Managing Director of Artisan Partners. He joined Artisan Partners in June 1997 and has been Portfolio Manager of Artisan Mid Cap Value Fund since November 2001 and Artisan Small Cap Value Fund since its inception in 1997. He also has been Portfolio Manager of Artisan Value Fund since its inception in 2006. Mr. Satterwhite earned his B.A. degree from the University of the South and M.B.A. from Tulane University. Mr. Satterwhite has provided notice that he intends to retire in September 2016.

James C. Kieffer, CFA – Mr. Kieffer is a Managing Director of Artisan Partners. He joined Artisan Partners in August 1997 and has been Portfolio Manager of Artisan Mid Cap Value Fund since November 2001, Artisan Small Cap Value Fund since July 2000 and Artisan Value Fund since its inception in 2006. Mr. Kieffer was an analyst working with Mr. Satterwhite on Artisan Small Cap Value Fund from its inception in 1997 through 2000. Mr. Kieffer holds a B.A. in Economics from Emory University.

George O. Sertl, Jr., CFA – Mr. Sertl is a Managing Director of Artisan Partners. He joined Artisan Partners in January 2000 as an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan Mid Cap Value Fund and Artisan Small Cap Value Fund. He has been Portfolio Manager of Artisan Mid Cap Value Fund and Artisan Small Cap Value Fund since May 2006 and Artisan Value Fund since its inception in 2006. Mr. Sertl holds a B.A. from the University of Richmond and an M.A. from St. Louis University.

Daniel L. Kane, CFA – Mr. Kane joined Artisan Partners in March 2008 as an analyst working with Messrs. Satterwhite, Kieffer and Sertl on Artisan Mid Cap Value Fund, Artisan Small Cap Value Fund and Artisan Value Fund. Prior to becoming Portfolio Manager of the Funds in September 2013, Mr. Kane had been Associate Portfolio Manager of the Funds since February 2012. Prior to joining Artisan Partners, Mr. Kane was a senior small cap investment analyst at BB&T Asset Management, Inc. from August 2005 to March 2008. Mr. Kane holds a B.B.A. in Finance from the University of Wisconsin – Madison and an M.B.A from the University of Chicago Booth School of Business.

Please Retain This Supplement for Future Reference